Equipment and leasehold improvements	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Equipment and leasehold improvements
The following table provides a summary of the items included in equipment and leasehold improvements:

	December 31,
	2023	2022
Equipment and leasehold improvements, net	4,041	4,441
Right-of-use assets	12,753	12,841
	16,794	17,282
Equipment and leasehold improvements are detailed as follows:

	IT equipment	Furniture and fixtures	Leasehold improvements	Other equipment	Total
Cost:
Balance as of January 1, 2021	4,136	1,677	7,428	2,572	15,813
Additions	402	4	26	21	453
Disposals	(58)	(3)	—	(1,906)	(1,967)
Effect of changes in exchange rates	(5)	(1)	(4)	—	(10)
Reclassifications	1	—	—	—	1
Balance as of December 31, 2021	4,476	1,677	7,450	687	14,290
Additions	599	165	852	35	1,651
Disposals	(1,136)	(36)	(4)	(6)	(1,182)
Effect of changes in exchange rates	2	2	3	1	8
Balance as of December 31, 2022	3,941	1,808	8,301	717	14,767
Additions	369	92	124	176	761
Disposals	(28)	(83)	(117)	(49)	(277)
Effect of changes in exchange rates	5	3	5	—	13
Balance as of December 31, 2023	4,287	1,820	8,313	844	15,264

Accumulated depreciation:
Balance as of January 1, 2021	3,340	1,601	3,830	2,052	10,823
Amortization	566	41	549	190	1,346
Disposals	(57)	(3)	—	(1,652)	(1,712)
Effect of changes in exchange rates	(3)	(2)	(4)	—	(9)
Reclassifications	—	1	—	—	1
Balance as of December 31, 2021	3,846	1,638	4,375	590	10,449
Amortization	430	32	531	57	1,050
Disposals	(1,133)	(35)	(4)	(4)	(1,176)
Effect of changes in exchange rates	(1)	1	4	(1)	3
Balance as of December 31, 2022	3,142	1,636	4,906	642	10,326
Amortization	449	54	589	69	1,161
Disposals	(25)	(83)	(117)	(49)	(274)
Effect of changes in exchange rates	4	1	5	—	10
Balance as of December 31, 2023	3,570	1,608	5,383	662	11,223

Carrying amounts as of:
December 31, 2023	717	212	2,930	182	4,041
December 31, 2022	799	172	3,395	75	4,441
December 31, 2021	630	39	3,075	97	3,841
15.    Equipment and leasehold improvements (continued)

Leases

The following is the detail of the movement of right-of-use assets on the leases for which the Bank is a lessee:

	December 31,
	2023	2022
Initial balance	12,841	13,938
Additions	1,388	7
Depreciation of right-of-use assets	(1,119)	(1,104)
Decrease	(357)	—
Ending balance	12,753	12,841
The Bank leases office spaces in buildings. The lease of head office space typically runs for a period of 15 years, and for the representative offices from 3 to 5 years. Some leases include an option to renew the lease for a similar additional period after the end of the contract term.